Annual Fund Operating Expenses	Jul. 25, 2025
T. Rowe Price New Income Fund-Investor Class [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement	(0.11%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.44%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
T. Rowe Price New Income Fund-I Class [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.35%	[1]
T. Rowe Price New Income Fund-Advisor Class [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.83%
Expenses (as a percentage of Assets)	1.39%
Fee Waiver or Reimbursement	(0.47%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.92%	[1],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
T. Rowe Price New Income Fund-R Class [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.22%)	[1],[4]
Net Expenses (as a percentage of Assets)	1.08%	[1],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
T. Rowe Price New Income Fund-Z Class [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.32%
Fee Waiver or Reimbursement	(0.32%)	[1],[5]
Net Expenses (as a percentage of Assets)	0.00%	[1],[5]

[1]	T. Rowe Price Associates, Inc., has contractually agreed (at least through July 31, 2026) to waive a portion of the fund’s management fees so that an individual fund fee of 0.0255% is applied to the fund’s average daily net assets that are equal to or greater than $20 billion. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s Board of Directors. Fees waived under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc., by the fund.
[2]	T. Rowe Price Associates, Inc., has contractually agreed (through July 31, 2027) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.44%. The agreement may only be terminated at any time after July 31, 2027, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 0.44%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the
[3]	T. Rowe Price Associates, Inc., has contractually agreed (through July 31, 2027) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.92%. The agreement may only be terminated at any time after July 31, 2027, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 0.92%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).
[4]	T. Rowe Price Associates, Inc., has contractually agreed (through July 31, 2027) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.08%. The agreement may only be terminated at any time after July 31, 2027, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 1.08%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).
[5]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.